Condensed Consolidated Statements of Operations (Unaudited) (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statements of Operations [Abstract]
Sales revenue	$ 262,173	$ 256,385	$ 493,688	$ 483,654
Cost of sales	0	0	0	0
Gross profit	262,173	256,385	493,688	483,654
Operating expenses:
Selling expenses	50,090	0	84,855	0
General and administrative	452,776	242,277	884,311	411,596
Total operating expenses	502,866	242,277	969,166	411,596
Income (loss) from operations	(240,693)	14,108	(475,478)	72,058
Other income (expense):
Interest expense	0	0	(29)	0
Other income	57	0	5,057	1,438
Other income (expense), net	57	0	5,028	1,438
Net income (loss)	$ (240,636)	$ 14,108	$ (470,450)	$ 73,496
Earnings (loss) per common share:
Basic and diluted (in dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0
Weighted average common shares outstanding:
Basic and diluted (in shares)	38,380,663	26,160,000	38,312,511	26,160,000